Related Party Transactions - Additional Information (Details) - USD ($)								1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 06, 2021	Jul. 28, 2021	Apr. 17, 2021	Jan. 19, 2021	Jan. 11, 2021	Oct. 27, 2020	Oct. 23, 2020	Oct. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture											900,000
Share Holding Period Upon Closing Of Business Combination												1 year		1 year
Sale of Stock, Price Per Share									$ 12			$ 12		$ 12
Number Of Consecutive Trading Days														30 days
Minimum Share Holding Period Upon Closing Of Business Combination												150 days		150 days
Proceeds From Related Parties												$ 110,000		$ 20,000
Working capital loans outstanding														$ 150,000
Exercise price per warrant									$ 1			$ 1		$ 1
Repayments to sponsor											$ 25,000			$ 150,000
Promissory note — related party											150,000
Number of trading days														20 days
Related party transaction, description			The cash payment will be due and payable upon the closing of the Merger.
Related party transaction, vesting description												The units vested as to one-fourth on April 16, 2022, and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified initial public offering, or other change of control transaction.
Payable to related parties			$ 400,000
Units profit interest percentage			0.50%
Previously Reported [Member]
Related Party Transaction [Line Items]
Proceeds From Related Parties														$ 18,986
New Promissory Note [Member]
Related Party Transaction [Line Items]
Working capital loans outstanding									$ 250,000			$ 250,000		150,000
Maximum
Related Party Transaction [Line Items]
Warrants Issuable On Notes Conversion Upon Completion Of Business Combination									2,000,000			2,000,000
Sponsor
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction									30,000	$ 30,000		$ 90,000	$ 90,000	$ 120,000
Sponsor | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument Face Amount							$ 150,000
Debt instrument, payment terms												The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Promissory Note)		The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Promissory Note).
Promissory note - related party									0		$ 150,000	$ 0		$ 0
Repayments to sponsor		$ 150,000
Debt instrument, maturity date							Jun. 30, 2021
Sponsor | New Promissory Note [Member]
Related Party Transaction [Line Items]
Exercise price per warrant	$ 1
Debt Instrument Face Amount	$ 300,000
Debt instrument, maturity date	Jan. 14, 2023
Promissory note — related party									$ 250,000			$ 250,000		$ 150,000
Sponsor | Maximum
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 10,000
Griid Holdco LLC [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			0.50%
Deucalion Partners, LLC [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description			The units will vest as to one-fourth on April 16, 2022, and 1/36th on the 17th day of each month thereafter
Founder Shares
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares					6,900,000
Common stock dividend, shares					1,150,000
Ownership percentage of initial stockholders					20.00%
Common stock, shares not subject to forfeiture				900,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Related party offering costs								$ 25,000
Issuance of common stock to Sponsor, shares								5,750,000
Common stock dividend, shares								5,750,000
Founder Shares | Independent Directors
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares						10,000
Founder Shares | Industry Advisors
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares						7,500
Founder Shares | Advisor | Maximum
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture					900,000